Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable, Current [Abstract]
Suppliers, repairers	$ 8,561	$ 1,207
Insurers, agents and brokers	358	0
Payables to charterers	368	0
Other creditors	299	279
Total	$ 9,586	$ 1,486